Schedule of convertible notes (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Convertible notes payable		$ 29,073	$ 2,413,125
Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Convertible notes payable		46,377
Maxim Group LLC [Member]
Line of Credit Facility [Line Items]
Convertible notes payable		$ 2,113,125
Maxim Group LLC [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Maxim Group LLC (“Maxim”)
Maturities	[1]	Jul. 31, 2024
Interest Rate		0.00%
Collateral/Guarantee		Automatically be converted into the Company’s ordinary shares at $1.5 per share if the balance is not being repaid by the maturity date
Convertible notes payable			2,113,125
Loeb and Loeb LLP [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Loeb & Loeb LLP (“Loeb”)
Maturities	[2]	Nov. 17, 2023
Interest Rate		0.00%
Collateral/Guarantee		(1) 60,000 of the Company ordinary share has been issued to Loeb, which is subject to be returned and cancellation if the Company repaid the full or part of the convertible note, and (2) Loeb has the right to sell the ordinary shares in public market and the earning from the sales should be offset the remaining balance of the convertible note
Convertible notes payable			300,000
Madam Chong Ah Kaw [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[3]	Madam Chong Ah Kaw
Maturities		Jan. 01, 2025
Interest Rate		6.00%
Collateral/Guarantee		Automatically be converted into the 3,333 of the Company’s ordinary shares on maturity date
Convertible notes payable		$ 22,365
Sarina Binti Md Amin [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[4]	Sarina Binti Md Amin
Maturities		Feb. 01, 2025
Interest Rate		6.00%
Collateral/Guarantee		Automatically be converted into the 666 of the Company’s ordinary shares on maturity date
Convertible notes payable		$ 4,472
Rosli Bln Abd Latlf [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[4]	Rosli Bin Abd Latif
Maturities		Jan. 25, 2025
Interest Rate		6.00%
Collateral/Guarantee		Automatically be converted into the 333 of the Company’s ordinary shares on maturity date
Convertible notes payable		$ 2,236
8i Holdings 2 Ptd Ltd [Member] | Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[5]	8i Enterprises Pte. Ltd
Maturities	[6]	Dec. 31, 2025
Interest Rate	[5]	0.00%
Collateral/Guarantee	[5]	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $1.27 per shares at any time and from time to time.
Convertible notes payable	[5]	$ 22,373
Meng Dong James Tan [Member] | Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[7]	Meng Dong (“James”) Tan
Maturities	[8]	Dec. 31, 2025
Interest Rate	[7]	0.00%
Collateral/Guarantee	[7]	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $1.27 per shares at any time and from time to time.
Convertible notes payable	[7]	$ 24,004

[1]	On July 31, 2024, Maxim has assigned the convertible note to a third party, and the entire amount convertible notes has been converted into 1,408,750 share of the Company’s ordinary share on July 31, 2024. (refer to Note 16)
[2]	The maturity date is being extended into three equal installments of $100,000, with the first installment due on or prior to April 30, 2024, the second installment on or prior to May 31, 2024 and the third installment on or prior to June 30, 2024. As of December 31, 2024, the Company has fully repaid Loeb’s balance.
[3]	In January 2025, the Company has issued 3,333 shares of its ordinary shares to Madam Chong Ah Kaw in connection with the conversion of the convertible note.
[4]	As of the date these consolidated financial statements were issued, the Company had initiated the conversion of the notes held by Sarina Binti Md Amin and Rosli Bin Abd Latif into an aggregate of 999 ordinary shares, with the settlement of such conversion currently in progress.
[5]	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte Ltd. Mr. Tan has sole voting and dispositive power over the shares.
[6]	Since May 15, 2023, 8i Enterprises Pte Ltd (“8iEPL”), a company owned by Mr. Tan, has been rendering certain advisory services for the Company. Pursuant to a certain Settlement Agreement between the Company and 8iEPL dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (“8iEPL Convertible Note”). In April 2024, 8iEPL assigned $889,000 of 8iEPL Convertible Note to a third party and
[7]	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.
[8]	On May 26, 2023, the Company borrowed from Meng Dong (“James”) Tan, a significant shareholder of the Company, an aggregate amount of $22,500, or a total of $24,004 with unpaid and accrued interests at 8% per annum (the “James Tan Loan”). Pursuant to a Settlement Agreement between the Company and Mr. Tan dated March 15, 2024 (the “James Tan Settlement Agreement”), the Company has agreed to issue Mr. Tan a convertible note in the aggregate amount of $24,004 (the “James Tan Convertible Note”) in full satisfaction of the James Tan Loan. Subsequently, in April 2025, a Convertible Note Extension Agreement was executed to: (i) extend the James Tan Convertible Note’s maturity date to December 31, 2025; and (ii) provide that the outstanding unpaid balance will accrue no interest through that date.